Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and Other Payables [abstract]
Schedule of Trade and Other Payables

	December 31,	December 31,
	2020	2019
Trade accounts payable	$21,918	$15,975
Lindero construction payables	7,694	24,998
Refundable deposits to contractors	1,442	1,496
Payroll payable	15,878	13,627
Mining royalty payable	1,094	1,237
Value added taxes payable	519	224
Interest payable	1,383	1,457
Due to related parties (note 15)	9	14
Other payables	1,711	535
Derivative liabilities	1,260	894
Deferred share units payable (note 20(a))	9,239	3,918
Restricted share units payable (note 20(b))	3,128	911
Total trade and other payables	$65,275	$65,286